Schedule of outstanding balances with related parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Related parties assets	R$ 155,946	R$ 180,635
[custom:RelatedPartiesLiabilities-0]	8,143	289,501
Companhia Paranaense De Energia Copel [Member]
Entity Information [Line Items]
Related parties assets	5,374	6,726
Companhia Paranaense De Energia Copel [Member] | Copel Distribuicao [Member]
Entity Information [Line Items]
Related parties assets	150,572	140,337
Companhia Paranaense De Energia Copel [Member] | U E G Araucaria Mutual [Member]
Entity Information [Line Items]
Related parties assets	(0)	33,572
Companhia Paranaense De Energia Copel [Member] | Copel C T E Mutual [Member]
Entity Information [Line Items]
[custom:RelatedPartiesLiabilities-0]		282,817
Companhia Paranaense De Energia Copel [Member] | Investees And Subsidiaries Structure Sharing [Member]
Entity Information [Line Items]
[custom:RelatedPartiesLiabilities-0]	2,292	833
Companhia Paranaense De Energia Copel [Member] | Elejor Advance [Member]
Entity Information [Line Items]
[custom:RelatedPartiesLiabilities-0]	R$ 5,851	R$ 5,851